Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

21. RELATED PARTY TRANSACTIONS

All significant shareholders and other companies controlled or significantly influenced by the shareholders, and all members of the key management personnel of the Group are considered by the Board of Directors to be related parties.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including Directors. Compensation paid or payable to key management was comprised of the following:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Salaries and remuneration to key management and executive directors	1,350	979
Non-executive directors’ fees	126	61
	1,476	1,040

The emoluments paid to the Directors during the three months ended March 31, 2022 and 2021 amounted to $570 and $166, respectively.

The following transactions were carried out with related parties:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Expenses
Remuneration paid as consultancy fees	562	256
Share-based payments	501	648
Salaries and wages	412	89
Other expenses	4	4
	1,479	997

As at March 31, 2022 and December 31, 2021, the balance outstanding to related parties was $594 and $584, respectively.

As at March 31, 2022 and December 31, 2021, the following options and warrants were held by related parties:

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Key management and executive directors	5,706,770	6,216,514